Performance Management - BNY Mellon Sustainable U.S. Equity Fund, Inc.	May 31, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class Z shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.im.bnymellon.com.

The fund changed its investment objective and strategy on May 1, 2017. Prior to May 1, 2017, the fund's investment objective was to provide capital growth, with current income as a secondary goal. To pursue these goals, until May 1, 2017, the fund, under normal circumstances, invested in the common stocks of companies that, in the opinion of the fund's management, met traditional investment standards and conducted their business in a manner that contributed to the enhancement of the quality of life in America. To determine whether a company contributed to the enhancement of the quality of life in America, the fund considered the company's record in the areas of (1) protection and improvement of the environment and the proper use of natural resources, (2) occupational health and safety, (3) consumer protection and product purity, and (4) equal employment opportunity. In addition, prior to May 1, 2017, investment decisions for the fund were made by investment professionals of another affiliate of BNYM Investment Adviser, who managed the fund as employees of BNYM Investment Adviser.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Class Z
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Class Z
During the periods shown in the chart: Best Quarter Q2, 2020: 21.88% Worst Quarter Q1, 2020: -16.14%

Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter Q2, 2020: 21.88% Worst Quarter Q1, 2020: -16.14% The year-to-date total return of the fund's Class Z shares as of June 30, 2024 was 18.32%.
Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	18.32%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.88%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.14%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Narrative

After-tax performance is shown only for Class Z shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

For the fund's Class Y shares, periods prior to the inception date reflect the performance of the fund's Class Z shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y shares. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]

Average Annual Total Returns (as of 12/31/23)
Class (Inception Date)	1 Year	5 Years	10 Years
Class Z returns before taxes	24.00%	15.04%	10.34%
Class Z returns after taxes on distributions	22.98%	13.69%	8.14%
Class Z returns after taxes on distributions and sale of fund shares	14.88%	11.96%	7.73%
Class A returns before taxes	16.59%	13.44%	9.47%
Class C returns before taxes	21.77%	13.96%	9.29%
Class I returns before taxes	24.00%	15.11%	10.42%
Class Y (9/30/2016) returns before taxes	24.00%	15.11%	10.39%
S&P 500® Index reflects no deductions for fees, expenses or taxes	26.27%	15.68%	12.02%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/23)
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class Z shares. After-tax performance of the fund's other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.im.bnymellon.com